Note 13 - Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan losses	$ 643,000	$ 468,000
Deferred loan fees	642,000	177,000
Stock-based compensation	6,000	8,000
Interest on non-accrual loans	3,000	2,000
Organization cost		1,000
Total deferred tax assets	1,294,000	656,000
Bank premises and equipment	(168,000)	(100,000)
Unrealized gain on investment securities available for sale	(31,000)	(5,000)
Intangible	(17,000)	(13,000)
Total deferred tax liabilities	(216,000)	(118,000)
Net Deferred Tax Asset	$ 1,078,000	$ 538,000